OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
Deferred Costs, Noncurrent [Abstract]
Schedule of deferred amounts

at December 31 (millions of Canadian dollars)	2013	2012
Employee post-retirement benefit (Note 22)	244	482
Fair value of derivative contracts (Note 23)	255	186
Asset retirement obligations	83	72
Guarantees (Note 26)	18	17
Other	56	125
	656	882